Quarterly information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly information
The table below shows the revised information for the three months ended June 30, 2021, as well as the reported information for the other periods.
	Three months ended
(in thousands, except loss per share)	March 31, 2021	June 30, 2021	September 30, 2021	December 31, 2021
Revenue	$65,707	$ 50,108	$ 52,989	$101,721
Gross profit (loss)	$119	$(16,050)	$(8,039)	$(8,575)
Net loss	$(7,442)	$(52,350)	$(22,915)	$(23,882)
Loss per share:
Basic	$(0.11)	$(0.61)	$(0.24)	$(0.25)
Diluted	$(0.11)	$(0.61)	$(0.24)	$(0.25)
Earnings (loss) per share in the table below reflects the retroactive impact of the Forward Stock Split described above on the weighted average shares outstanding each period used to determine basic and diluted earnings (loss) per share.
	Three months ended
(in thousands, except loss per share)	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020
Revenue	$32,376	$51,157	$59,640	$44,179
Gross profit (loss)	$ 6,980	$(1,382)	$ 2,866	$(4,825)
Net income (loss)	$3,420	$(6,776)	$(2,840)	$(9,728)
Earnings (loss) per share:
Basic	$0.05	$(0.09)	$(0.04)	$(0.15)
Diluted	$0.04	$(0.09)	$(0.04)	$(0.15)